ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Movement of accumulated other comprehensive income
Reclassification of unrealized gain on marketable equity securities into earnings			$ (1,517)
Reclassification of foreign currency translation adjustment into earnings due to disposal of VMF Shanghai		(1,468)
Balance at the end of the period	11,387	11,394
Unrealized gain on marketable equity securities
Movement of accumulated other comprehensive income
Balance at the beginning of the period			1,368
Unrealized gain on marketable equity securities			149
Reclassification of unrealized gain on marketable equity securities into earnings			(1,517)
Foreign currency translation adjustment
Movement of accumulated other comprehensive income
Balance at the beginning of the period	11,394	12,850	11,015
Foreign currency translation adjustment	(7)	12	1,835
Reclassification of unrealized gain on marketable equity securities into earnings		(1,468)
Balance at the end of the period	11,387	11,394	12,850
Accumulated Other Comprehensive Income
Movement of accumulated other comprehensive income
Balance at the beginning of the period	11,394	12,850	12,383
Foreign currency translation adjustment	(7)	12	1,835
Unrealized gain on marketable equity securities			149
Reclassification of unrealized gain on marketable equity securities into earnings		(1,468)	(1,517)
Balance at the end of the period	$ 11,387	$ 11,394	$ 12,850